Interest Rate Benchmark Reform (Tables)	12 Months Ended
Oct. 31, 2021
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Schedule of Non-derivative Financial Assets and Financial Liabilities
The following table reflects the Bank’s IBOR exposure to
non-derivative
financial assets and financial liabilities as at October 31, 2021, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR maturing after June 30, 2023, and GBP LIBOR and Other Rates with most maturing after December 31, 2021. Six-month and twelve-month CDOR tenors ceased to be published after May 17, 2021. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Carrying amount
	As at October 31, 2021					As at November 1, 2020
($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)(2)		Total	USD LIBOR	GBP LIBOR	Other Rates (1)		Total
	Maturing after June 30, 2023	Maturing after December 31, 2021				Maturing after June 30, 2023	Maturing after December 31, 2021

Non-derivative financial assets (4)	$38,517	$1,013	$1,289		$40,819	$27,500	$1,468	$695		$29,663
Non-derivative financial liabilities (5)	1,306	–	750	(3)	2,056	1,229	949	750	(3)	2,928

(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR, and six-month CDOR.
(2)	Includes exposures to SGD Swap Offer Rate (SOR) maturing after June 30, 2023.
(3)	The Series 2006-1 Bank Deposit Note of $750 million is currently at a fixed rate and will subsequently reset to a six-month CDOR based rate after December 31, 2036.
(4)	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
(5)	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.

Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs
The following table reflects the Bank’s IBOR exposure to derivatives and undrawn commitments as at October 31, 2021, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR maturing after June 30, 2023, and GBP LIBOR and Other Rates with most maturing after December 31, 2021. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Notional amount
	As at October 31, 2021				As at November 1, 2020
($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)(2)	Total	USD LIBOR	GBP LIBOR	Other Rates (1)	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021			Maturing after June 30, 2023	Maturing after December 31, 2021
Derivatives

Single currency interest rate swaps	$600,359	$711,297	$17,178	$1,328,834	$410,590	$699,339	$16,697	$1,126,626
Cross currency interest rate swaps (3)	280,968	44,300	29,191	354,459	231,539	31,052	19,084	281,675
Other (4)	38,078	35,538	–	73,616	20,885	29,486	–	50,371
Undrawn commitments	32,454	760	454	33,668	20,354	1,094	464	21,912

(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors ceased to publish after May 17, 2021.
(2)	Includes exposures to SGD SOR maturing after June 30, 2023.
(3)
For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(4)	Other derivatives include futures, forward rate agreements and options.

Disclosure of Bank's IBOR exposure to hedging derivatives
The following table reflects the Bank’s IBOR exposure to hedging derivatives as at October 31, 2021, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to hedging derivatives include USD LIBOR maturing after Jun 30, 2023, and GBP LIBOR maturing after December 31, 2021. These exposures will remain outstanding until IBOR ceases and will therefore transition in the future
.

Notional amount
	As at October 31, 2021			As at October 31, 2020
($ millions)	USD LIBOR	GBP LIBOR	Total	USD LIBOR (2)	GBP LIBOR	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021		Maturing after December 31, 2021

Hedging derivatives (1)	$61,936	$5,725	$67,661	$105,200	$4,900	$110,100

(1)
For cross currency swaps where both legs are referencing rates directly impacted by the Interest Rate Benchmark Reform, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.

(2)	Prior year USD LIBOR balance is not restated as the FCA announced in March 2021 for extending the cessation date for USD LIBOR from December 31, 2021, to June 30, 2023.